Preferred shares and other financial instruments subject to redemption and other preferential rights - Summary of movements of financial liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Movements Financial Liabilities [Line Items]
Beginning balance	¥ 8,042,784	¥ 6,396,105	¥ 3,038,516
Issuance of new convertible redeemable preferred shares		485,262	1,579,435
Repurchase of convertible redeemable preferred shares			(39,467)
Changes in the carrying amount of convertible redeemable preferred shares	461,046	505,640	438,080
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))	115,753	538,696	818,244
Exercise of warrants to subscribe for convertible redeemable preferred shares (Note 27(b))			173,017
Conversion into Class A ordinary shares upon IPO of the Company	(8,648,916)
Foreign exchange effect	29,333	117,081	388,280
Ending balance	0	8,042,784	6,396,105
Series B-1 Preferred Shares [Member]
Disclosure Of Movements Financial Liabilities [Line Items]
Beginning balance	1,848,192	1,678,082	704,338
Issuance of new convertible redeemable preferred shares		0	0
Repurchase of convertible redeemable preferred shares			0
Changes in the carrying amount of convertible redeemable preferred shares	116,264	140,860	109,216
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))	0	0	767,688
Exercise of warrants to subscribe for convertible redeemable preferred shares (Note 27(b))			0
Conversion into Class A ordinary shares upon IPO of the Company	(1,971,168)
Foreign exchange effect	6,712	29,250	96,840
Ending balance	0	1,848,192	1,678,082
Series B-2 Preferred Shares [Member]
Disclosure Of Movements Financial Liabilities [Line Items]
Beginning balance	238,904	216,962	182,130
Issuance of new convertible redeemable preferred shares		0	0
Repurchase of convertible redeemable preferred shares			0
Changes in the carrying amount of convertible redeemable preferred shares	15,083	18,161	17,379
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))	0	0	0
Exercise of warrants to subscribe for convertible redeemable preferred shares (Note 27(b))			0
Conversion into Class A ordinary shares upon IPO of the Company	(254,856)
Foreign exchange effect	869	3,781	17,453
Ending balance	0	238,904	216,962
Series B-3 Preferred Shares [Member]
Disclosure Of Movements Financial Liabilities [Line Items]
Beginning balance	515,179	467,587	322,283
Issuance of new convertible redeemable preferred shares		0	0
Repurchase of convertible redeemable preferred shares			(39,467)
Changes in the carrying amount of convertible redeemable preferred shares	32,554	39,441	36,424
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))	0	0	50,556
Exercise of warrants to subscribe for convertible redeemable preferred shares (Note 27(b))			63,980
Conversion into Class A ordinary shares upon IPO of the Company	(549,605)
Foreign exchange effect	1,872	8,151	33,811
Ending balance	0	515,179	467,587
Series C-1 Preferred Shares [Member]
Disclosure Of Movements Financial Liabilities [Line Items]
Beginning balance	2,340,906	2,150,323	1,829,765
Issuance of new convertible redeemable preferred shares		0	0
Repurchase of convertible redeemable preferred shares			0
Changes in the carrying amount of convertible redeemable preferred shares	126,495	153,256	146,249
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))	0	0	0
Exercise of warrants to subscribe for convertible redeemable preferred shares (Note 27(b))			0
Conversion into Class A ordinary shares upon IPO of the Company	(2,475,929)
Foreign exchange effect	8,528	37,327	174,309
Ending balance	0	2,340,906	2,150,323
Series D Preferred Shares [Member]
Disclosure Of Movements Financial Liabilities [Line Items]
Beginning balance	2,287,631	1,883,151	0
Issuance of new convertible redeemable preferred shares		219,037	1,579,435
Repurchase of convertible redeemable preferred shares			0
Changes in the carrying amount of convertible redeemable preferred shares	120,517	151,422	128,812
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))	115,753	0	0
Exercise of warrants to subscribe for convertible redeemable preferred shares (Note 27(b))			109,037
Conversion into Class A ordinary shares upon IPO of the Company	(2,532,302)
Foreign exchange effect	8,401	34,021	65,867
Ending balance	0	2,287,631	1,883,151
Series D+ Preferred Shares [Member]
Disclosure Of Movements Financial Liabilities [Line Items]
Beginning balance	811,972	0	0
Issuance of new convertible redeemable preferred shares		266,225	0
Repurchase of convertible redeemable preferred shares			0
Changes in the carrying amount of convertible redeemable preferred shares	50,133	2,500	0
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))	0	538,696	0
Exercise of warrants to subscribe for convertible redeemable preferred shares (Note 27(b))			0
Conversion into Class A ordinary shares upon IPO of the Company	(865,056)
Foreign exchange effect	2,951	4,551	0
Ending balance	¥ 0	¥ 811,972	¥ 0